UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BBR Partners, LLC
      Two Grand Central Tower
      140 E. 45th Street - 26th Floor
      New York, NY 10017



Form 13F File Number:  28-14080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Anson
Title:  Chief Compliance Officer
Phone:  212-313-9871

Signature, Place, and Date of Signing:

   Michael Anson               New York, NY           May/10/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:            49
                                                  -----------------------

Form 13F Information Table Value Total:            $287043(x1000)
                                                  -----------------------


List of Other Included Managers:


                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      146          1633 SH       Sole                  1633.00
AT&T Inc                       COM              00206R102       48          1543 SH       Sole                  1543.00
Abbott Labs                    COM              002824100      223          3631 SH       Sole                  3631.00
Apple Inc                      COM              037833100      100           167 SH       Sole                   167.00
Avis Budget Group              COM              053774105      212         15000 SH       Sole                 15000.00
Bank of America Corporation    COM              060505104       37          3886 SH       Sole                  3886.00
Berkshire Hathaway Inc DEL     CLBNEW           084670702       73           900 SH       Sole                   900.00
Berkshire Hathaway Inc DEL     CLA	        084670108      610             5 SH       Sole                     5.00
Black Hills Corp               COM              092113109      241          7200 SH       Sole                  7200.00
Brown Forman Corp              CLA              115637100   167977       2056775 SH       Sole               2056775.00
Capitalsource Inc              COM              14055x102      158         24000 SH       Sole                 24000.00
Caterpillar Inc Del            COM              149123101       12           112 SH       Sole                   112.00
Chevron Texaco Corp            COM              166764100      202          1883 SH       Sole                  1883.00
Cisco Sys Inc                  COM              17275r102      217         10249 SH       Sole                 10249.00
Citigroup Inc                  COMNEW           172967424      107          2934 SH       Sole                  2934.00
Coca Cola Co                   COM              191216100      127          1718 SH       Sole                  1718.00
Ellington Financial LLC	       COM		288522303     1684	   86100 SH       Sole                 86100.00
Energy Transfer Partners LP    UNITLTDPARTN     29273r109       10           215 SH       Sole                   215.00
Express Scripts Inc            COM              30219g108      451          8325 SH       Sole                  8325.00
Exxon Mobil Corp               COM              30231g102      706          8135 SH       Sole                  8135.00
Flagstone Reinsurance Holdin   COM		L3466T104      197	   25000 SH       Sole                 25000.00
General Electric Co            COM              369604103      417         20774 SH       Sole                 20774.00
Global X FDS		       GLBXLithium      37950e762     3868        231200 SH       Sole                231200.00
Goldman Sachs Group Inc        COM              38141g104    16583        133333 SH       Sole                133333.00
Google Inc                     CLA              38259p508       45            70 SH       Sole                    70.00
Greenlight Capital Re Ltd      CLA              g4095j109     3695        150000 SH       Sole                150000.00
Hertz Global Holdings Inc      COM              42805t105      164         10887 SH       Sole                 10887.00
Hewlett Packard Co             COM              428236103      120          5037 SH       Sole                  5037.00
Home Depot Inc                 COM              437076102      333          6614 SH       Sole                  6614.00
Infospace Inc                  COM              45678t300      854         66666 SH       Sole                 66666.00
Intel Corp                     COM              458140100       45          1593 SH       Sole                  1593.00
International Business Machs   COM              459200101      525          2516 SH       Sole                  2516.00
Johnson & Johnson              COM              478160104      514          7792 SH       Sole                  7792.00
Ladenburg Thalman Fin Svcs I   COM              50575q102       89         50000 SH       Sole                 50000.00
Microsoft Corp                 COM              594918104       42          1317 SH       Sole                  1317.00
Pepsico Inc                    COM              713448108      703         10597 SH       Sole                 10597.00
Philip Morris International    COM              718172109       66           742 SH       Sole                   742.00
Procter & Gamble Co            COM              742718109      465          6919 SH       Sole                  6919.00
SPDR S&P 500 ETF TR            TRUNIT           78462F103    77215        548366 SH       Sole                548366.00
Spdr Index Shs Fds 	       EUROSTOXX50ETF   78463x202      730         22500 SH       Sole                 22500.00
Starwood Hotels & Resorts Wrld COM              85590A401        9           155 SH       Sole                   155.00
Unisys Corp                    COMNEW           909214306      365         18493 SH       Sole                 18493.00
United Technologies Corp       COM              913017109      516          6216 SH       Sole                  6216.00
Universal Business PMT SOL AC  UNIT             913384202     1033        166667 SH       Sole                166667.00
Vanguard Index Fds 	       TOTALSTKMKT      922908769      223          3080 SH       Sole                  3080.00
Wal Mart Stores Inc            COM              931142103       18           289 SH       Sole                   289.00
Walt Disney Co                 COM              254687106       14           325 SH       Sole                   325.00
Wells Fargo & Co New           COM              949746101      352         10300 SH       Sole                 10300.00
Wisdomtree Trust 	       DRYFSCURRETF     97717w133     4502        215000 SH       Sole                215000.00